Main Accounting Practices - Schedule of Statement of Changes to Shareholders' Equity Restated (Details) - USD ($)		12 Months Ended
		Dec. 31, 2024		Dec. 31, 2023
Restated [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Balance		$ (4,737,033)
Net Income (Loss) for the year		(1,627,821)
Currency Translation Adjustments		1,491,647
Balance		(4,873,206)		$ (4,737,033)
Revision of Prior Period, Adjustment [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Balance		(1,140,815)
Net Income (Loss) for the year	[2]	(25,423)	[1]	(1,140,815)	[3]
Currency Translation Adjustments
Balance		(1,166,238)		(1,140,815)
Prior [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Balance		(3,596,218)		1,257,690
Net Income (Loss) for the year	[2]	(1,602,398)	[1]	(4,698,529)	[3]
Currency Translation Adjustments		1,491,647
Balance		$ (3,706,969)		$ (3,596,218)

[1]	GAAP Adjustments related to R&D Costs
[2]	GAAP Adjustments related to R&D Costs.
[3]	GAAP Adjustments related to R&D Costs